UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4932

John Hancock World Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Attorney & Assistant Secretary
601 Congress Street
Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2005


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ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Health Sciences Fund

7.31.2005

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

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
John Hancock
Health Sciences Fund
Securities owned by the Fund on
July 31, 2005 (unaudited)

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Common stocks 76.00%                                                                                                $294,226,559
(Cost $191,433,608)

Biotechnology 20.05%                                                                                                  77,603,516
Abgenix, Inc. (I)                                                                                         32,000         331,840
Alkermes, Inc. (I)                                                                                        10,000         155,000
Amgen, Inc. (I)                                                                                          204,800      16,332,800
Amylin Pharmaceuticals, Inc. (I)                                                                           5,000          93,300
Applera Corp.-Celera Genomics Group (I)                                                                   30,000         370,200
Celgene Corp. (I)(L)                                                                                     130,000       6,220,500
Cephalon, Inc. (I)                                                                                         5,000         209,500
Charles River Laboratories International, Inc. (I)                                                        61,000       2,970,700
Genentech, Inc. (I)(L)                                                                                   150,000      13,399,500
Genzyme Corp. (I)                                                                                        116,000       8,631,560
Gilead Sciences, Inc. (I)                                                                                177,000       7,931,370
Human Genome Sciences, Inc. (I)                                                                           25,000         366,250
Invitrogen Corp. (I)(L)                                                                                   22,000       1,886,940
Life Sciences Research, Inc. (I)                                                                          15,000         213,000
Medarex, Inc. (I)                                                                                         32,500         316,875
Nabi Biopharmaceuticals (I)                                                                               29,900         448,201
Neurocrine Biosciences, Inc. (I)(L)                                                                       56,000       2,776,480
Protein Design Labs, Inc. (I)(L)                                                                         153,000       3,486,870
Sepracor, Inc. (I)(L)                                                                                     51,000       2,669,850
Telik, Inc. (I)(L)                                                                                       127,000       2,159,000
Vicuron Pharmaceuticals, Inc. (I)                                                                        150,000       4,222,500
ZymoGenetics, Inc. (I)(L)                                                                                136,000       2,411,280

Health Care Distributors 1.07%                                                                                         4,129,500
AmerisourceBergen Corp.                                                                                   20,000       1,435,800
Cardinal Health, Inc.                                                                                     15,000         893,700
McKesson Corp.                                                                                            40,000       1,800,000

Health Care Equipment 17.51%                                                                                          67,797,335
American Medical Systems Holdings, Inc. (I)                                                              150,000       3,487,500
ArthroCare Corp. (I)(L)                                                                                  110,000       4,022,700
Biomet, Inc.                                                                                              82,500       3,145,725
Boston Scientific Corp. (I)                                                                              349,100      10,106,445
Caliper Life Sciences, Inc. (I)                                                                           50,000         350,500
CryoCor, Inc.(I)                                                                                         141,000       1,237,980
Fisher Scientific International, Inc. (I)                                                                 48,500       3,251,925
Gen-Probe, Inc. (I)(L)                                                                                    95,000       4,188,550
HemoSense, Inc. (I)                                                                                      150,000       1,173,000
Hospira, Inc. (I)                                                                                        269,400      10,304,550
Medtronic, Inc.                                                                                          250,000      13,485,000
St. Jude Medical, Inc. (I)                                                                               110,000       5,215,100
Stryker Corp. (L)                                                                                         54,000       2,920,860
Varian Medical Systems, Inc. (I)(L)                                                                      125,000       4,907,500

Health Care Facilities 2.16%                                                                                           8,369,250
Community Health Systems, Inc. (I)(L)                                                                    125,000       4,826,250
DaVita, Inc. (I)                                                                                          75,000       3,543,000

Health Care Services 10.36%                                                                                           40,089,835
Accredo Health, Inc. (I)                                                                                  10,000         452,700
Advisory Board Co. (The) (I)(L)                                                                           70,000       3,652,600
Caremark Rx, Inc. (I)                                                                                    180,000       8,024,400
Covance, Inc. (I)                                                                                         90,000       4,459,500
Cytokinetics, Inc. (I)                                                                                    17,000         151,640
ICON Plc, American Depositary Receipt (ADR) (Ireland) (I)                                                 65,000       2,544,750
IDX Systems Corp. (I)                                                                                     80,000       2,560,000
Magellan Health Services, Inc. (I)                                                                       160,000       5,731,200
Medco Health Solutions, Inc. (I)                                                                          90,000       4,359,600
Nektar Therapeutics (I)                                                                                   22,000         412,720
Onyx Pharmaceuticals, Inc. (I)                                                                             8,500         199,325
Quest Diagnostics, Inc.                                                                                   30,000       1,540,200
Stericycle, Inc. (I)(L)                                                                                   85,000       4,940,200
WebMD Corp. (I)                                                                                          100,000       1,061,000

Health Care Supplies 2.19%                                                                                             8,481,896
Alcon, Inc. (Switzerland)                                                                                 30,000       3,436,500
Bioenvision, Inc. (I)(L)                                                                                 135,000       1,009,800
ev3, Inc. (I)                                                                                            132,840       2,577,096
Retractable Technologies, Inc. (I)                                                                        50,000         147,500
Serologicals Corp. (I)                                                                                    57,000       1,311,000

Life & Health Insurance 0.32%                                                                                          1,231,000
Universal American Financial Corp. (I)                                                                    50,000       1,231,000

Managed Health Care 6.27%                                                                                             24,282,840
CIGNA Corp.                                                                                               30,000       3,202,500
PacifiCare Health Systems, Inc. (I)                                                                       41,700       3,177,540
UnitedHealth Group, Inc. (L)                                                                             180,000       9,414,000
WellPoint, Inc. (I)                                                                                      120,000       8,488,800

Pharmaceuticals 16.07%                                                                                                62,231,949
Abbot Laboratories                                                                                       230,000      10,724,900
ARIAD Pharmaceuticals, Inc. (I)                                                                           25,000         190,500
Aspreva Pharmaceuticals Corp (Canada) (I)                                                                 80,000       1,224,800
Connetics Corp. (I)                                                                                        5,000          93,550
ICOS Corp. (I)                                                                                             5,000         126,050
IVAX Corp. (I)(L)                                                                                        219,400       5,590,312
Johnson & Johnson (L)                                                                                    120,000       7,675,200
Lilly (Eli) & Co. (L)                                                                                     52,250       2,942,720
Medicines Co. (The) (I)(L)                                                                               135,000       2,947,050
MGI Pharma, Inc. (I)(L)                                                                                  115,000       3,139,500
Novartis AG (ADR) (Switzerland)                                                                          145,000       7,062,950
Nuvelo, Inc. (I)                                                                                          33,000         301,950
Pfizer, Inc.                                                                                             158,800       4,208,200
Pharmion Corp. (I)                                                                                         5,000         123,200
Rigel Pharmaceuticals, Inc. (I)                                                                           15,000         324,675
Roche Holding AG (Switzerland)                                                                            45,000       6,134,692
Salix Pharmaceuticals, Ltd. (I)                                                                            7,000         135,100
Shire Pharmaceutical Group Plc, (ADR) (United Kingdom)                                                   181,000       6,335,000
Teva Pharmaceutical Industries Ltd., (ADR) (Israel) (L)                                                   94,000       2,951,600

Surgical Appliances & Supplies 0.00%                                                                                       9,438
OrthoLogic Corp. (I)                                                                                       2,145           9,438

                                                                                                          Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Units 0.31%                                                                                                           $1,200,000
(Cost $1,200,000)

Health Care Supplies 0.31%                                                                                             1,200,000
Healthcare Acquisition Corp. (I)                                                                         150,000       1,200,000

                                                                              Interest                 Par value
Issuer, description, maturity date                                            rate (%)                     ($000)          Value
---------------------------------------------------------------------------------------------------------------------------------
Short-term investments 23.69%                                                                                        $91,724,536
(Cost $91,724,536)

Joint Repurchase Agreement 2.89%                                                                                      11,204,000
Investment in a joint repurchase agreement transaction with Bank of America Corp. - Dated 7-29-05 due 8-1-05 (secured by U.S.
Treasury STRIPS due 11-15-10 thru 8-15-27)                                    3.300                       11,204      11,204,000

                                                                                                          Shares
Cash Equivalents 20.80%                                                                                               80,520,536
AIM Cash Investment Trust (T)                                                                         80,520,536      80,520,536

Total investments 100.00%                                                                                           $387,151,095

Issuer                                                                                                    Shares           Value
---------------------------------------------------------------------------------------------------------------------------------
Investments sold short                                                                                                $2,829,840
(Proceeds $2,674,800)

Health Care Facilities                                                                                                 2,829,840
MedCath Corp. (I)                                                                                        104,000       2,829,840


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John Hancock
Health Sciences Fund
Footnotes to Schedule of Investments
July 31, 2005 (unaudited)

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of July 31, 2005.

(T) Represents investment of securities lending collateral.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

    The percentage shown for each investment category is the total value of that category as a percentage of the total investments of the Fund.

    The cost of investments owned on July 31, 2005, including short-term investments, was $287,187,984. Gross unrealized appreciation and depreciation of investments aggregated $104,548,740 and $1,910,829, respectively, resulting in net unrealized appreciation of $102,637,911.

For more information

Trustees
Ronald R. Dion, Chairman
James R. Boyle+
James F. Carlin
Richard P. Chapman, Jr.*
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky
+Non-Independent Trustee
*Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

William H. King
Vice President and Treasurer

Francis V. Knox, Jr.
Vice President and Chief Compliance Officer

John G. Vrysen
Executive Vice President and
Chief Financial Officer

Investment Adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Principal Distributor
John Hancock Funds, LLC
601 Congress Street
Boston, Massachusetts 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129

Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

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This report is for the information of the shareholders
of John Hancock Health Sciences Fund.

280Q3     7/05
          9/05



ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock World Fund

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
    -------------------------------------
    Keith F. Hartstein
    President and Chief Executive Officer

Date: September 30, 2005


By: /s/ John G. Vrysen
    -------------------------------------
    John G. Vrysen
    Executive Vice President and Chief Financial Officer

Date: September 30, 2005